Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 42,270	€ 42,238	€ 41,381
External purchases	(17,691)	(17,860)	(18,563)
Other operating income	604	720	580
Other operating expenses	(789)	(599)	(505)
Labor expenses	(8,490)	(8,494)	(9,074)
Operating taxes and levies	(1,924)	(1,827)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities	228	277	197
Restructuring costs	(25)	(132)	(189)
Restructuring costs			(199)
Depreciation and amortization of financed assets	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,384)	(1,274)
Impairment of right-of-use assets	(57)	(33)
Depreciation and amortization of fixed assets	(7,134)	(7,110)	(7,047)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Operating income	5,521	5,930	4,829
Cost of gross financial debt except financed assets	(1,099)	(1,108)	(1,341)
Interests on debts related to financed assets	(1)	(1)
Gains (losses) on assets contributing to net financial debt	(1)	5	9
Foreign exchange gain (loss)	(103)	76	(4)
Interests on lease liabilities	(120)	(129)
Other net financial expenses	11	15	25
Effects resulting from BT sale		(119)	(51)
Finance costs, net	(1,314)	(1,261)	(1,362)
Income tax	848	(1,447)	(1,309)
Consolidated net income	5,055	3,222	2,158
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(6)
Other operating expenses	(229)	(72)	(9)
Labor expenses	(25)	(24)	(806)
Operating taxes and levies			(31)
Gains (losses) on disposal of fixed assets, investments and activities	228	277	17
Restructuring costs	(25)	(132)
Restructuring costs			(199)
Impairment of right-of-use assets	(57)	(33)
Interests on debts related to financed assets	1	1
Interests on lease liabilities	120	129
EBITDAaL	6	144
Significant litigations	211	49
Specific labour expenses	12	23
Fixed assets, investments and businesses portfolio review	(228)	(277)
Restructuring programs costs	83	165
Acquisition and integration costs	37	24
Elimination of interests on debts related to financed assets	(1)	(1)
Elimination of interests on lease liabilities	(120)	(129)
Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Revenue	42,270	42,238	41,381
External purchases	(17,684)	(17,860)	(18,563)
Other operating income	604	720	580
Other operating expenses	(560)	(527)	(496)
Labor expenses	(8,465)	(8,470)	(8,268)
Operating taxes and levies	(1,924)	(1,827)	(1,809)
Gains (losses) on disposal of fixed assets, investments and activities			180
Depreciation and amortization of financed assets	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,384)	(1,274)
Interests on debts related to financed assets	(1)	(1)
Interests on lease liabilities	(120)	(129)
EBITDAaL	12,680	12,856
Significant litigations	(211)	(49)
Specific labour expenses	(12)	(23)
Fixed assets, investments and businesses portfolio review	228	277
Restructuring programs costs	(83)	(165)
Acquisition and integration costs	(37)	(24)
Depreciation and amortization of fixed assets	(7,134)	(7,110)	(7,047)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Elimination of interests on debts related to financed assets	1	1
Elimination of interests on lease liabilities	120	129
Operating income	5,521	5,930	4,829
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	42,277	42,242	41,384
External purchases	(17,582)	(17,769)	(18,479)
Other operating income	539	694	556
Other operating expenses	(524)	(515)	(484)
Labor expenses	(8,390)	(8,397)	(8,198)
Operating taxes and levies	(1,923)	(1,827)	(1,808)
Gains (losses) on disposal of fixed assets, investments and activities			180
Depreciation and amortization of financed assets	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,380)	(1,272)
Interests on debts related to financed assets	(1)	(1)
Interests on lease liabilities	(120)	(128)
EBITDAaL	12,839	13,015
Significant litigations	(211)	(49)
Specific labour expenses	(12)	(23)
Fixed assets, investments and businesses portfolio review	228	277
Restructuring programs costs	(80)	(163)
Acquisition and integration costs	(32)	(24)
Depreciation and amortization of fixed assets	(7,106)	(7,086)	(7,026)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Elimination of interests on debts related to financed assets	1	1
Elimination of interests on lease liabilities	120	128
Operating income	5,715	6,114	4,997
Gains (losses) on assets contributing to net financial debt	(1)	5	9
Foreign exchange gain (loss)	(103)	76	(4)
Effects resulting from BT sale		(119)	(51)
Finance costs, net	(1,314)	(1,261)	(1,362)
Consolidated net income	5,252	3,407	2,326
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,461	18,154	18,211
External purchases	(7,101)	(7,036)	(7,167)
Other operating income	1,303	1,392	1,377
Other operating expenses	(592)	(553)	(535)
Labor expenses	(3,663)	(3,730)	(3,833)
Operating taxes and levies	(955)	(893)	(977)
Depreciation and amortization of financed assets	(55)	(14)
Depreciation and amortization of right-of-use assets	(225)	(175)
Interests on debts related to financed assets	(1)	(1)
Interests on lease liabilities	(8)	(9)
EBITDAaL	7,163	7,135
Significant litigations	(199)
Specific labour expenses	(7)	(32)
Fixed assets, investments and businesses portfolio review	21	4
Restructuring programs costs	(5)	(45)
Acquisition and integration costs	(1)
Depreciation and amortization of fixed assets	(3,157)	(3,179)	(3,148)
Impairment of fixed assets	(15)	(1)	(2)
Share of profits (losses) of associates and joint ventures	(1)
Elimination of interests on debts related to financed assets	1	1
Elimination of interests on lease liabilities	8	9
Operating income	3,809	3,892	3,198
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	10,580	11,051	11,023
External purchases	(5,959)	(6,213)	(6,601)
Other operating income	293	369	283
Other operating expenses	(358)	(380)	(379)
Labor expenses	(912)	(949)	(944)
Operating taxes and levies	(238)	(244)	(254)
Gains (losses) on disposal of fixed assets, investments and activities			80
Depreciation and amortization of right-of-use assets	(443)	(466)
Interests on lease liabilities	(30)	(32)
EBITDAaL	2,932	3,136
Specific labour expenses	2	2
Fixed assets, investments and businesses portfolio review	36	120
Restructuring programs costs	(2)	(67)
Acquisition and integration costs	(7)	(5)
Depreciation and amortization of fixed assets	(2,187)	(2,195)	(2,269)
Impairment of fixed assets	(8)	(15)	1
Share of profits (losses) of associates and joint ventures	0	1
Elimination of interests on lease liabilities	30	32
Operating income	796	1,009	894
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,951	5,280	5,349
External purchases	(2,774)	(2,907)	(3,204)
Other operating income	141	221	155
Other operating expenses	(185)	(207)	(211)
Labor expenses	(280)	(271)	(263)
Operating taxes and levies	(148)	(160)	(161)
Gains (losses) on disposal of fixed assets, investments and activities			35
Depreciation and amortization of right-of-use assets	(260)	(298)
Interests on lease liabilities	(12)	(12)
EBITDAaL	1,433	1,646
Fixed assets, investments and businesses portfolio review	22	56
Restructuring programs costs	0	(12)
Depreciation and amortization of fixed assets	(1,059)	(1,076)	(1,105)
Impairment of fixed assets	0
Elimination of interests on lease liabilities	12	12
Operating income	407	626	555
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,638	5,783	5,687
External purchases	(3,194)	(3,318)	(3,412)
Other operating income	153	148	130
Other operating expenses	(173)	(173)	(168)
Labor expenses	(632)	(678)	(681)
Operating taxes and levies	(90)	(84)	(93)
Gains (losses) on disposal of fixed assets, investments and activities			45
Depreciation and amortization of right-of-use assets	(183)	(168)
Interests on lease liabilities	(19)	(21)
EBITDAaL	1,499	1,489
Specific labour expenses	2	2
Fixed assets, investments and businesses portfolio review	14	63
Restructuring programs costs	(2)	(55)
Acquisition and integration costs	(7)	(5)
Depreciation and amortization of fixed assets	(1,129)	(1,119)	(1,164)
Impairment of fixed assets	(8)	(15)	1
Share of profits (losses) of associates and joint ventures	0	1
Elimination of interests on lease liabilities	19	21
Operating income	389	383	339
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(9)	(12)	(13)
External purchases	9	12	15
Other operating income	0	0	(2)
Other operating expenses	0	0
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,834	5,646	5,190
External purchases	(2,443)	(2,451)	(2,521)
Other operating income	76	72	68
Other operating expenses	(212)	(245)	(231)
Labor expenses	(514)	(507)	(468)
Operating taxes and levies	(552)	(495)	(391)
Gains (losses) on disposal of fixed assets, investments and activities			20
Depreciation and amortization of right-of-use assets	(158)	(135)
Interests on lease liabilities	(67)	(72)
EBITDAaL	1,964	1,814
Specific labour expenses	0
Fixed assets, investments and businesses portfolio review	6	(19)
Restructuring programs costs	(5)	(4)
Acquisition and integration costs	(2)
Depreciation and amortization of fixed assets	(1,011)	(972)	(906)
Reclassification of translation adjustment from liquidated entities		2
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	0	89	(46)
Share of profits (losses) of associates and joint ventures	8	12	12
Elimination of interests on lease liabilities	67	72
Operating income	1,027	940	659
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,807	7,820	7,292
External purchases	(4,019)	(3,991)	(3,696)
Other operating income	161	169	148
Other operating expenses	(646)	(634)	(661)
Labor expenses	(2,027)	(1,949)	(1,718)
Operating taxes and levies	(102)	(115)	(120)
Depreciation and amortization of right-of-use assets	(145)	(104)
Interests on lease liabilities	(5)	(4)
EBITDAaL	1,023	1,191
Specific labour expenses	2	1
Fixed assets, investments and businesses portfolio review	14
Restructuring programs costs	(9)	(16)
Acquisition and integration costs	(6)	(11)
Depreciation and amortization of fixed assets	(410)	(399)	(387)
Impairment of fixed assets		1
Share of profits (losses) of associates and joint ventures	1	1	(1)
Elimination of interests on lease liabilities	5	4
Operating income	621	772	765
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,450	1,498	1,534
External purchases	(1,951)	(2,041)	(2,469)
Other operating income	2,076	2,088	2,146
Other operating expenses	(51)	(63)	(35)
Labor expenses	(1,274)	(1,261)	(1,235)
Operating taxes and levies	(75)	(80)	(66)
Gains (losses) on disposal of fixed assets, investments and activities			80
Depreciation and amortization of right-of-use assets	(410)	(391)
Interests on lease liabilities	(9)	(10)
EBITDAaL	(244)	(261)
Significant litigations	(13)	(49)
Specific labour expenses	(9)	6
Fixed assets, investments and businesses portfolio review	151	172
Restructuring programs costs	(59)	(31)
Acquisition and integration costs	(15)	(8)
Depreciation and amortization of fixed assets	(342)	(340)	(316)
Reclassification of translation adjustment from liquidated entities		10	1
Impairment of fixed assets	(7)	(1)	(2)
Share of profits (losses) of associates and joint ventures	(9)	(7)	(8)
Elimination of interests on lease liabilities	9	10
Operating income	(538)	(499)	(519)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,855)	(1,926)	(1,866)
External purchases	3,891	3,962	3,975
Other operating income	(3,371)	(3,396)	(3,466)
Other operating expenses	1,335	1,360	1,357
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(7)	(4)	(3)
External purchases	6	5	3
Other operating income	(9)	(17)	(20)
Other operating expenses	11	17	21
EBITDAaL	1	1
Operating income	1	1	1
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(7)	(4)	(3)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(108)	(96)	(87)
Other operating income	75	43	44
Other operating expenses	(47)	(29)	(33)
Labor expenses	(75)	(73)	(70)
Operating taxes and levies	(1)	(1)	(1)
Depreciation and amortization of right-of-use assets	(3)	(3)
Interests on lease liabilities	0
EBITDAaL	(160)	(160)
Specific labour expenses	0
Restructuring programs costs	(3)	(2)
Acquisition and integration costs	(5)
Depreciation and amortization of fixed assets	(28)	(24)	(21)
Elimination of interests on lease liabilities	0
Operating income	(195)	(186)	(169)
Consolidated net income	€ (196)	€ (185)	€ (168)